Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Deposits from advertising agencies	25,203	14,031	2,166
Accrued professional fees	3,929	4,482	692
General operating expenses payables	52,988	59,702	9,216
Others	4,187	2,676	413
Total	86,307	80,891	12,487